Segment, Geographic and Other Revenue Information - Narrative (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Operating_Segment business		Dec. 31, 2013		Dec. 31, 2012
Segment Reporting Information [Line Items]
Number of businesses	2
Number of operating segments (in operating segments)	3
Selling, informational and administrative expenses	$ 14,097	[1],[2]	$ 14,355	[1],[2]	$ 15,171	[1],[2]
Research and development expenses	8,393	[1],[2]	6,678	[1],[2]	7,482	[1],[2]
Total assets	169,274	[1]	172,101	[1]
Global Vaccines, Oncology and Consumer Healthcare [Member]
Segment Reporting Information [Line Items]
Number of businesses	3
Innovative Products [Member]
Segment Reporting Information [Line Items]
Number of operating segments (in operating segments)	2
Geographic Concentration Risk [Member] | Sales Revenue, Goods, Net [Member] | Outside United States [Member]
Segment Reporting Information [Line Items]
Number of countries outside the U.S	13		12		14
Geographic Concentration Risk [Member] | Sales Revenue, Goods, Net [Member] | United States
Segment Reporting Information [Line Items]
Percentage of total revenues	10.00%		10.00%		10.00%
Geographic Concentration Risk [Member] | Sales Revenue, Goods, Net [Member] | Japan
Segment Reporting Information [Line Items]
Percentage of total revenues			10.00%		10.00%
Customer Concentration Risk [Member] | Sales Revenue, Goods, Net [Member] | Domestic Wholesaler One [Member]
Segment Reporting Information [Line Items]
Percentage of total revenues	13.00%		12.00%
Customer Concentration Risk [Member] | Sales Revenue, Goods, Net [Member] | Domestic Wholesaler Two [Member]
Segment Reporting Information [Line Items]
Percentage of total revenues	10.00%		9.00%
Customer Concentration Risk [Member] | Sales Revenue, Goods, Net [Member] | Domestic Wholesaler Three [Member]
Segment Reporting Information [Line Items]
Percentage of total revenues	9.00%		8.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Three Largest U.S. Wholesaler Customers [Member]
Segment Reporting Information [Line Items]
Percentage of total revenues	24.00%		20.00%
Operating Segments [Member]
Segment Reporting Information [Line Items]
Selling, informational and administrative expenses			2,100		2,320
Research and development expenses			$ 800		$ 990

[1]	Amounts may not add due to rounding.
[2]	Exclusive of amortization of intangible assets, except as disclosed in Note 1K. Basis of Presentation and Significant Accounting Policies: Amortization of Intangible Assets, Depreciation and Certain Long-Lived Assets.